Changes in Stockholders Equity (Deficit)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Notes to Financial Statements
Note 9 - Changes in Stockholders Equity (Deficit)

Convertible Preferred Stock, Series A

The Company has 10,000,000 authorized shares of Preferred Stock, of which 2,000,000 shares of $0.001 par value Series A Convertible Preferred Stock ("Series A Preferred Stock") have been designated. Each share of Series A Preferred Stock is convertible, at the option of the holder thereof, at any time after the issuance of such share into one (1) fully paid and non-assessable share of Common Stock. Each outstanding share of Series A Preferred Stock is entitled to one hundred (100) votes per share on all matters to which the shareholders of the Corporation are entitled or required to vote. The Company shall reserve and keep available out of its authorized but unissued shares of Common Stock such number of shares sufficient to effect the conversions. No shares of Series A Preferred Stock have been granted to date.

No preferred shares were issued during the nine months ended September 30, 2015.

Common Stock

The Company has 300,000,000 authorized shares of $0.00001 par value Common Stock.

Common Stock Issuances for Debt Conversions

On September 18, 2015, the Company issued 681,800 shares of common stock pursuant to the conversion of $6,300, consisting of $6,000 of principal and $300 of interest on the First LG Capital Note. The note was converted in accordance with the conversion terms; therefore no gain or loss has been recognized.

On September 3, 2015, the Company issued 459,242 shares of common stock pursuant to the conversion of $7,000 of principal on the First Adar Bay Note. The note was converted in accordance with the conversion terms; therefore no gain or loss has been recognized.

On August 26, 2015, the Company issued 446,711 shares of common stock pursuant to the conversion of $6,270, consisting of $6,000 of principal and $270 of interest on the First LG Capital Note. The note was converted in accordance with the conversion terms; therefore no gain or loss has been recognized.

On August 25, 2015, the Company issued 823,121 shares of common stock pursuant to the conversion of $13,500 of principal on the First Typenex Note. The note was converted in accordance with the conversion terms; therefore no gain or loss has been recognized.

On August 17, 2015, the Company issued 371,556 shares of common stock pursuant to the conversion of $5,215, consisting of $5,000 of principal and $215 of interest on the First LG Capital Note. The note was converted in accordance with the conversion terms; therefore no gain or loss has been recognized.

On August 4, 2015, the Company issued 292,181 shares of common stock pursuant to the conversion of $3,835, consisting of $3,687 of principal and $148 of interest, on the First LG Capital Note. The note was converted in accordance with the conversion terms; therefore no gain or loss has been recognized.

On July 23, 2015, the Company issued 260,866 shares of common stock pursuant to the conversion of $13,000 of principal on the First Typenex Note. The note was converted in accordance with the conversion terms; therefore no gain or loss has been recognized.

On June 25, 2015, the Company issued 208,719 shares of common stock pursuant to the conversion of $15,000 of principal on the First Typenex Note. The note was converted in accordance with the conversion terms; therefore no gain or loss has been recognized.

On June 3, 2015, the Company issued 172,812 shares of common stock pursuant to the conversion of $12,500 of principal on the First Typenex Note. The note was converted in accordance with the conversion terms; therefore no gain or loss has been recognized.

Common Stock Issuances for Exercise of Warrants, Related Party

On September 10, 2015, the Company issued 1,000,000 shares of common stock pursuant to the exercise of warrants by the Company's Chairman of the Board at $0.00001 per share for total proceeds of $10. The proceeds were subsequently received during the fourth quarter and therefore was recognized as a subscription receivable.

Common Stock Cancellations

On August 12, 2015, the Company cancelled and returned to treasury a total of 150,000 shares of common stock previously issued to a consultant for services provided.

Beneficial Conversion Feature

On September 21, 2015, the Company entered into a convertible promissory note with Vis Vires Group, Inc. The beneficial conversion feature discount resulting from the conversion price that was $0.00747 below the market price of $0.016 on the origination date of September 21, 2015, resulted in a debt discount value of $39,448 that was recognized as additional paid in capital and was amortized on a straight line basis over the life of the loan.

On September 2, 2015, the Company entered into a convertible promissory note with JMJ Financial. The beneficial conversion feature discount resulting from the conversion price that was $0.0194 below the market price of $0.032 on the origination date of September 2, 2015, resulted in a debt discount value of $50,000 that was recognized as additional paid in capital and was amortized on a straight line basis over the life of the loan.

On February 24, 2015, the Company entered into a convertible promissory note with Adar Bays, LLC. The beneficial conversion feature discount resulting from the conversion price that was $0.0473 below the market price of $0.14 on the origination date of February 24, 2015, resulted in a debt discount value of $20,420 that was recognized as additional paid in capital and was amortized on a straight line basis over the life of the loan.

On January 30, 2015, the Company entered into a convertible promissory note with LG Capital Funding, LLC. The beneficial conversion feature discount resulting from the conversion price that was $0.042 below the market price of $0.14 on the origination date of January 30, 2015, resulted in a debt discount value of $32,143 that was recognized as additional paid in capital and was amortized on a straight line basis over the life of the loan.

Convertible Preferred Stock, Series A

The Company has 10,000,000 authorized shares of Preferred Stock, of which 2,000,000 shares of $0.001 par value Series A Convertible Preferred Stock (“Series A Preferred Stock”) have been designated. Each share of Series A Preferred Stock is convertible, at the option of the holder thereof, at any time after the issuance of such share into one (1) fully paid and non-assessable share of Common Stock. Each outstanding share of Series A Preferred Stock is entitled to one hundred (100) votes per share on all matters to which the shareholders of the Corporation are entitled or required to vote. The Company shall reserve and keep available out of its authorized but unissued shares of Common Stock such number of shares sufficient to effect the conversions. No shares of Series A Preferred Stock have been granted to date.

Common Stock

The Company has 300,000,000 authorized shares of $0.00001 par value Common Stock.

Common Stock (2014)

On October 2, 2014, the Company sold 500,000 shares of common stock in exchange for total proceeds of $50,000.

On October 2, 2014, the Company sold 10,000 shares of common stock in exchange for total proceeds of $1,000.

On September 19, 2014, the Company granted 70,000 shares of common stock for services performed. The total fair value of the common stock was $7,959 based on the closing price of the Company’s common stock on the date of grant. The shares were subsequently issued on October 6, 2014.

On September 19, 2014, the Company granted 100,000 shares of common stock for services performed. The total fair value of the common stock was $11,370 based on the closing price of the Company’s common stock on the date of grant. The shares were subsequently issued on October 15, 2014.

On September 13, 2014, the Company granted 15,000 shares of common stock for services performed. The total fair value of the common stock was $2,250 based on the closing price of the Company’s common stock on the date of grant.

On September 6, 2014, the Company granted 120,000 shares of common stock for services performed. The total fair value of the common stock was $19,200 based on the closing price of the Company’s common stock on the date of grant. The shares were subsequently issued on November 3, 2014.

On September 6, 2014, the Company granted another 120,000 shares of common stock for services performed. The total fair value of the common stock was $19,200 based on the closing price of the Company’s common stock on the date of grant. The shares were subsequently issued on November 3, 2014.

On September 6, 2014, the Company granted 70,000 shares of common stock for services performed. The total fair value of the common stock was $11,200 based on the closing price of the Company’s common stock on the date of grant. The shares were subsequently issued on November 3, 2014.

On August 12, 2014, the Company granted 75,000 shares of common stock for services performed. The total fair value of the common stock was $12,000 based on the closing price of the Company’s common stock on the date of grant.

On June 19, 2014, the Company granted 100,000 shares of common stock for services performed. The total fair value of the common stock was $42,400 based on the closing price of the Company’s common stock on the date of grant.

On May 8, 2014, we sold 588,235 shares of our common stock to Kodiak in exchange for proceeds of $100,000 pursuant to our fifth Put Notice under our equity line of credit as delivered on April 30, 2014.

On April 10, 2014, we sold 211,641 shares of our common stock to Kodiak in exchange for proceeds of $100,000 pursuant to our fourth Put Notice under our equity line of credit as delivered on April 2, 2014.

On April 3, 2014, the Company granted 50,000 shares of common stock for services performed. The total fair value of the common stock was $40,500 based on the closing price of the Company’s common stock on the date of grant.

On March 19, 2014, the Company granted 100,000 shares of common stock for services performed. The total fair value of the common stock was $70,000 based on the closing price of the Company’s common stock on the date of grant. The shares were subsequently issued on April 17, 2014.

On March 14, 2014, we sold 181,819 shares of our common stock to Kodiak in exchange for proceeds of $100,000 pursuant to our third Put Notice under our equity line of credit as delivered on March 6, 2014.

On March 7, 2014, the Company granted 15,000 shares of common stock for services performed. The total fair value of the common stock was $15,000 based on the closing price of the Company’s common stock on the date of grant.

On February 24, 2014, we sold 374,532 shares of our common stock to Kodiak in exchange for proceeds of $250,000 pursuant to our second Put Notice under our equity line of credit as delivered on February 12, 2014.

On February 20, 2014, a warrant holder elected to exercise warrants consisting of 10,000 shares of its common stock pursuant to a unit offering previously sold on March 11, 2013 in exchange for proceeds of $7,500.

On February 12, 2014, a warrant holder elected to exercise warrants consisting of 5,000 shares of its common stock pursuant to a unit offering previously sold on February 20, 2013 in exchange for proceeds of $3,750.

On February 10, 2014, the Company granted 18,462 shares of common stock for services performed. The total fair value of the common stock was $12,000 based on the closing price of the Company’s common stock on the date of grant.

On February 3, 2014, we sold 666,667 shares of our common stock to Kodiak in exchange for proceeds of $150,000 pursuant to our first Put Notice under our equity line of credit as delivered on January 25, 2014.

Common Stock (2013)

On December 19, 2013, the Company granted 200,000 shares of common stock for services performed. The total fair value of the common stock was $140,000 based on the closing price of the Company’s common stock on the date of grant.

On December 17, 2013, the Company granted 150,000 shares of common stock for services performed. The total fair value of the common stock was $100,500 based on the closing price of the Company’s common stock on the date of grant.

On October 31, 2013, the Company granted 10,000 shares of common stock for services performed. The total fair value of the common stock was $7,400 based on the closing price of the Company’s common stock on the date of grant.

On October 31, 2013, the Company granted 25,000 shares of common stock for services performed. The total fair value of the common stock was $18,500 based on the closing price of the Company’s common stock on the date of grant.

On October 17, 2013, the Company granted 200,000 shares of common stock for services performed. The total fair value of the common stock was $140,000 based on the closing price of the Company’s common stock on the date of grant.

On October 15, 2013, the Company granted 391,398 shares of common stock to Kodiak Capital Group, LLC as a commitment fee for a potential future financing. The total fair value of the common stock was $246,581 based on the closing price of the Company’s common stock on the date of grant.

On October 15, 2013, the Company granted 167,742 shares of common stock to Manners, Inc. as a commitment fee for a potential future financing by Kodiak Capital Group, LLC. The total fair value of the common stock was $105,678 based on the closing price of the Company’s common stock on the date of grant.

On September 25, 2013, the Company sold 1,000,000 shares of its common stock to a director in exchange for proceeds of $50,000. Board of director compensation expense of $650,000 was recognized due to the fair value of the shares in excess of the $0.05 per share purchase price.

On September 25, 2013, the Company granted 300,000 shares of common stock for services performed. The total fair value of the common stock was $210,000 based on the closing price of the Company’s common stock on the date of grant.

On July 19, 2013, the Company issued a total of 20,000 shares of its common stock that were sold on June 27, 2013 pursuant to warrant exercises amongst seven investors in exchange for total proceeds of $2,000.

On July 15, 2013, the Company granted 50,000 shares of common for services performed. The total fair value of the common stock was $46,500 based on the closing price of the Company’s common stock on the date of grant.

On various dates between July 2, 2013 and July 25, 2013, the Company issued a total of 61,000 shares of its common stock pursuant to warrant exercises at $0.50 per share amongst eight investors in exchange for total proceeds of $30,500.

On various dates between July 6, 2013 and July 25, 2013, the Company issued a total of 161,200 shares of its common stock pursuant to warrant exercises at $0.10 per share amongst twenty one investors in exchange for total proceeds of $16,120.

On July 3, 2013, the Company issued a total of 35,000 shares of its common stock that were sold on June 21, 2013 pursuant to warrant exercises amongst seven investors in exchange for total proceeds of $3,500.

On June 27, 2013, two warrant holders elected to exercise warrants consisting of a total of 20,000 shares of its common stock pursuant to unit offerings previously sold on February 28, 2011 in exchange for total proceeds of $2,000. The shares were subsequently issued on July 19, 2013.

On June 21, 2013, a total of seven warrant holders elected to exercise warrants consisting of a total of 35,000 shares of its common stock pursuant to unit offerings previously sold on February 28, 2011 in exchange for total proceeds of $3,500. The shares were subsequently issued on July 3, 2013.

On March 11, 2013, a warrant holder elected to exercise warrants consisting of a 10,000 shares of its common stock pursuant to a unit offering previously sold on February 28, 2011 in exchange for proceeds of $1,000.

On March 11, 2013, the Company sold 10,000 shares of its common stock and an equal number of warrants exercisable at $0.75 per share over a one year term pursuant to a unit offering in exchange for proceeds of $5,000. The proceeds received were allocated between the common stock and warrants on a relative fair value basis.

On March 2, 2013, the Company granted 50,000 shares of common for services performed. The total fair value of the common stock was $36,450 based on the closing price of the Company’s common stock on the date of grant.

On February 27, 2013, the Company sold 500,000 shares of its common stock to the Chairman of the Board of Directors in exchange for proceeds of $25,000. Board of director compensation expense of $365,000 was recognized due to the fair value of the shares in excess of the $0.05 per share purchase price.

On February 20, 2013, the Company sold 1,000,000 shares of its common stock to a director in exchange for proceeds of $50,000. Board of director compensation expense of $780,000 was recognized due to the fair value of the shares in excess of the $0.05 per share purchase price.

On February 20, 2013, the Company sold 1,500,000 shares of its common stock to a director in exchange for proceeds of $75,000. Board of director compensation expense of $1,170,000 was recognized due to the fair value of the shares in excess of the $0.05 per share purchase price.

On February 17, 2013, the Company sold 5,000 shares of its common stock and an equal number of warrants exercisable at $0.75 per share over a one year term pursuant to a unit offering in exchange for proceeds of $2,500. The proceeds received were allocated between the common stock and warrants on a relative fair value basis.

On February 10, 2013, the Company sold 20,000 shares of its common stock and an equal number of warrants exercisable at $0.75 per share over a one year term pursuant to a unit offering in exchange for proceeds of $10,000. The proceeds received were allocated between the common stock and warrants on a relative fair value basis.

On January 30, 2013, the Company sold 60,000 shares of its common stock and an equal number of warrants exercisable at $0.75 per share over a one year term pursuant to a unit offering in exchange for proceeds of $30,000. The proceeds received were allocated between the common stock and warrants on a relative fair value basis.

On January 22, 2013, the Company sold 15,000 shares of its common stock and an equal number of warrants exercisable at $0.75 per share over a one year term pursuant to a unit offering in exchange for proceeds of $7,500. The proceeds received were allocated between the common stock and warrants on a relative fair value basis.

On January 9, 2013, the Company issued 40,000 shares of its common stock that were sold on December 31, 2012 pursuant to a unit offering in exchange for proceeds of $20,000 that were presented as a subscriptions payable at December 31, 2012.

Beneficial Conversion Feature

On November 25, 2014, the Company entered into a convertible promissory note with Typenex Co-Investments, LLC. The beneficial conversion feature discount resulting from the conversion price that was $0.1019 below the market price of $0.225 on the November 25, 2014 origination date resulted in a debt discount value of $37,019 that was recognized as additional paid in capital and was amortized on a straight line basis over the life of the loan.

On August 13, 2013, the Company entered into a convertible promissory note with LG Capital Funding, LLC. The beneficial conversion feature discount resulting from the conversion price that was $0.3737 below the market price of $0.80 on the August 13, 2013 origination date resulted in a debt discount value of $23,236 that was recognized as additional paid in capital and was amortized on a straight line basis over the life of the loan, which was accelerated upon the repayment prior to maturity on November 6, 2013.